FINANCIAL RISK MANAGEMENT - Schedule of financial assets at carrying value and fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Convertible Bond | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	$ 133,386	$ 140,886
Fair value	133,386	140,886
Lease Liabilities | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	33,308	20,875
Fair value	33,308	20,875
Other financial liabilities | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	0	165
Fair value	0	165
Trade and other payables | Financial Liabilities at Fair Value
Disclosure of financial liabilities [line items]
Carrying value	54,465	42,473
Fair value	54,465	42,473
Financial Assets at Fair Value Through Profit or Loss | Cash and cash equivalents, including restricted cash
Disclosure of financial assets [line items]
Carrying value	208,654	192,963
Fair value	208,654	192,963
Financial Assets at Fair Value Through Profit or Loss | Trade and other receivables
Disclosure of financial assets [line items]
Carrying value	27,619	29,983
Fair value	$ 27,619	$ 29,983